Expense Example, No Redemption - CornerCap Fundametrics Large-Cap ETF - CornerCap Fundametrics Large-Cap ETF Class	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628